Offsets	Feb. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Steakholder Foods Ltd.
Form or Filing Type	F-1
File Number	333-286247
Initial Filing Date	Mar. 31, 2025
Fee Offset Claimed	$ 1,214.77
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, no par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 7,934,440.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by $1,214.77, which represents the portion of the registration fee previously paid (after offset) with respect to 738,088,300 ordinary shares (the “Unsold Offset Securities”) previously registered on the Prior Registration Statement. The offering of the Unsold Offset Securities pursuant to the Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) has been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Steakholder Foods Ltd.
Form or Filing Type	F-1
File Number	333-286247
Filing Date	Mar. 31, 2025
Fee Paid with Fee Offset Source	$ 1,243.51